united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015
Shares			Fair Value

	COMMON STOCK - 71.8%
	AEROSPACE/DEFENSE - 1.2%
733	HEICO Corp.		$ 39,846
1,371	Transdigm Group, Inc.* ^		313,205
			353,051
	AIRLINES - 2.0%
11,643	Delta Air Lines, Inc.		590,184

	APPAREL - 0.6%
1,525	Ralph Lauren Corp.		170,007

	AUTO PARTS & EQUIPMENT - 0.1%
61	Dorman Products, Inc. *		2,896
623	Gentherm, Inc. *		29,530
			32,426
	BANKS - 2.6%
4,130	Citizens Financial Group, Inc.		108,165
596	Independent Bank Group, Inc.		19,072
1,779	Signature Bank * ^		272,845
6,730	Wells Fargo & Co. ^		365,843
			765,925
	BEVERAGES - 0.7%
1,873	Molson Coors Brewing Co.		175,912
10,709	MusclePharm Corp. *		24,417
			200,329
	BIOTECHNOLOGY - 1.2%
982	BioMarin Pharmaceutical, Inc. * ^		102,874
1,220	Puma Biotechnology, Inc. * ^		95,648
1,395	Ultragenyx Pharmaceutical, Inc. *		156,491
			355,013
	BUILDING MATERIALS - 4.2%
17,551	Builders FirstSource, Inc. *		194,465
2,835	Martin Marietta Materials, Inc. ^		387,204
8,570	US Concrete, Inc. * ^		451,296
2,090	Vulcan Materials Co.		198,487
			1,231,452
	CHEMICALS - 1.1%
8,169	CF Industries Holdings, Inc.		333,377

	COMMERCIAL SERVICES - 4.8%
3,518	The Advisory Board Co. * ^		174,528
1,742	Colliers International Group, Inc. ^		77,606
30,311	Command Security Corp. *		70,018
4,543	Electro Rent Corp.		41,796
4,221	ExamWorks Group, Inc. * ^		112,279
5,966	Nord Anglia Education, Inc. * ^		120,991
6,512	Paylocity Holding Corp. * ^		264,062
3,640	United Rentals, Inc. *		264,046
3,300	Verisk Analytics, Inc. *		253,704
8,806	Xueda Education Group - ADR ^		47,552
			1,426,582
	COMPUTERS - 3.7%
3,539	Apple, Inc. ^		372,515
2,698	Computer Sciences Corp.		88,171
816	EPAM Systems, Inc. *		64,154
1,756	Fleetmatics Group PLC * ^		89,187
2,247	Globant SA *		84,285
889	IHS, Inc. * ^		105,284
6,167	Science Applications International Corp.		282,325
106	Stratasys Ltd. *		2,489
			1,088,410
	DISTRIBUTION/WHOLESALE - 1.1%
213	Genuine Parts Co.		18,295
2,344	H&E Equipment Services, Inc. ^		40,973
8,607	LKQ Corp. * ^		255,025
			314,293
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares			Fair Value

	DIVERSIFIED FINANCIAL SERVICES- 2.4%
720	Affiliated Managers Group, Inc. *		$ 115,027
5,420	Blackhawk Network Holdings, Inc. * ^		239,618
1,244	Evercore Partners, Inc.		67,263
1,440	Virtus Investment Partners, Inc. ^		169,142
2,884	WageWorks, Inc. * ^		130,847
			721,897
	ENGINEERING & CONSTRUCTION - 3.0%
17,360	Argan, Inc.		562,464
4,700	Dycom Industries, Inc.		328,812
			891,276
	ENTERTAINMENT - 0.4%
4,298	Pinnacle Entertainment, Inc.		133,754

	ENVIRONMENTAL CONTROL - 0.4%
1,896	Waste Connections, Inc. ^		106,783

	FOOD - 2.9%
5,295	Darling Ingredients, Inc.		55,703
1,486	Fresh Market, Inc. * ^		34,802
4,252	The Hain Celestial Group, Inc. *		171,738
4,940	Nestle SA - ADR		367,635
10,321	Pilgrim's Pride Corp.		227,991
			857,869
	HEALTHCARE PRODUCTS - 0.6%
4,529	Insulet Corp. * ^		171,242

	HEALTHCARE SERVICES - 0.0% **
177	US Physical Therapy, Inc.		9,501

	HOME FURNISHINGS - 0.8%
11,500	Select Comfort Corp.		246,215

	INSURANCE - 1.2%
4,359	American Int'l Group, Inc.		270,127
2,489	Greenlight Capital Re, Ltd. * ^		46,569
1,132	Third Point Reinsurance Ltd. *		15,180
1,656	United Insurance Holdings Co.		28,318
			360,194
	INTERNET - 10.9%
6,047	Alibaba Group Holding Ltd. - ADR *		491,440
873	Alphabet, Inc. *		669,217
644	Amazon.com, Inc. *		435,273
1,470	Baidu, Inc. - ADR * ^		277,889
3,830	Facebook, Inc. *		400,848
3,507	IAC/InterActiveCorp		210,595
4,645	VeriSign, Inc. * ^		405,787
7,191	Wayfair, Inc. * ^		342,435
			3,233,484
	LEISURE TIME - 1.1%
3,959	Nautilus, Inc. *		66,195
3,929	Planet Fitness, Inc. *		230,239
2,102	Norwegian Cruise Line Holdings Ltd.		32,854
			329,288
	LODGING - 2.9%
23,881	Belmond Ltd.		226,870
27,306	MGM Resorts International *		620,392
			847,262
	MACHINERY-DIVERSIFIED - 0.5%
1,254	The Middleby Corp. *		135,269

	MEDIA - 2.7%
225	Cable One, Inc. * ^		97,574
9,300	Liberty Global PLC * ^		393,948
392	Liberty Global Plc LiLAC * ^		16,856
15,789	World Wrestling Entertainment, Inc.		281,676
			790,054
	MINING - 0.9%
24,564	Dominion Diamond Corp.		251,290

	MISCELLANEOUS MANUFACTURING - 0.0%
168	Proto Labs, Inc.		10,700

	OIL & GAS SERVICES - 0.2%
250	Dril-Quip, Inc. * ^		14,808
2,651	Natural Gas Services Group, Inc. *		59,117
			73,925
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares			Fair Value

	PHARMACEUTICALS - 1.3%
4,820	ACADIA Pharmaceuticals, Inc. *		$ 171,833
1,298	Aerie Pharmaceuticals, Inc. *		31,606
5,404	Diplomat Pharmacy, Inc. * ^		184,925
			388,364
	REITS - 0.5%
20,811	FelCor Lodging Trust, Inc.		151,920

	REAL ESTATE - 1.0%
2,800	Consolidated-Tomoka Land Co.		147,588
3,573	FirstService Corp. ^		144,456
			292,044
	RETAIL - 4.2%
400	CarMax, Inc.		21,588
77	Chipotle Mexican Grill, Inc.		36,948
3,889	Chuy's Holdings, Inc. *		121,881
5,688	Francesca's Holdings Corp. * ^		99,028
4,017	Jack in the Box, Inc.		308,144
26,752	Kate Spade & Co. *		475,383
3,251	lululemon athletica, Inc. *		170,580
1,065	Nordstrom, Inc.		53,048
778	Ollie's Bargain Outlet Holdings, Inc. *		13,234
			1,299,834
	SAVING & LOANS - 0.7%
10,312	BofI Holding, Inc. * ^		217,068

	SEMICONDUCTORS - 0.2%
515	IPG Photonics Corp. * ^		45,917

	SOFTWARE - 7.5%
3,522	2U, Inc. *		98,546
8,675	Electronic Arts, Inc.		596,146
1,860	First Data Corp.		29,797
2,601	IMS Health Holdings, Inc. *		66,247
8,772	inContact, Inc. *		83,685
10,622	Microsoft Corp. ^		589,309
13,501	Monotype Imaging Holdings, Inc.		319,164
306	Press Ganey Holdings, Inc. *		9,654
5,572	RealPage, Inc. * ^		125,091
1,477	SPS Commerce, Inc. * ^		103,700
979	The Ultimate Software Group, Inc. * ^		191,404
			2,212,743
	TELECOMMUNICATIONS - 0.5%
3,274	GTT Communications, Inc.		55,854
10,494	ORBCOMM, Inc. *		75,977
			131,831
	TRANSPORTATION - 1.7%
591	Landstar System, Inc.		34,662
4,485	United Parcel Service, Inc. ^		431,592
1,751	XPO Logistics, Inc. *		47,715
			513,969

	TOTAL COMMON STOCK (Cost - $19,278,070)		21,284,742

Contracts ++		Expiration
	PURCHASED OPTIONS - 0.3%
4	ACADIA Pharmaceuticals, Inc., Call @ 50	1/20/2017	2,600
23	CAR US , Call @ 45	5/20/2016	2,645
4	Chipotle US, Put @ 510	1/15/2016	13,600
3	CMG US, Put @ 550	1/15/2016	20,871
22	Castlight Health, Inc., Put @ 5	2/19/2016	2,145
70	Dominion Diamond Corp. Call, @ 12.5	5/20/2016	4,025
9	DWRE US, Put @ 60	4/15/2016	7,830
6	Fitbit, Inc., Put @ 70	1/20/2017	25,980
7	H&E Equipment Services, Inc., Call @ 17.5	2/19/2016	966
15	H&E Equipment Services, Inc., Call @ 20	2/19/2016	750
33	H&E Equipment Services, Inc., Call @ 25	2/19/2016	577
1	Illumina, Inc., Put @ 220	3/18/2016	3,105
5	NFL, Put @ 115	2/19/2016	4,945
37	Staples, Inc., Call at 14	3/18/2016	186
89	VFC US, P @ 60	2/19/2016	14,017
	TOTAL (Premiums received $109,449)		104,242

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares			Fair Value

	SHORT-TERM INVESTMENT - 26.3%
	MONEY MARKET FUND - 26.3%
1,667,066	Dreyfus Cash Management - Institutional Shares - 0.06% + ^		$ 1,667,066
6,097,265	Dreyfus Treasury Cash Management - Institutional Shares - 0.01% +		6,097,265
	TOTAL SHORT-TERM INVESTMENT (Cost - $7,764,331)		7,764,331

	TOTAL INVESTMENTS - 98.4% (Cost - $27,151,850) (a)		$ 29,153,315
	SECURITIES SOLD SHORT (Proceeds - $13,390,024 - (42.7) %		(12,610,210)
	OTHER ASSETS LESS LIABILITIES - 44.3%		13,002,800
	NET ASSETS - 100.0%		$ 29,545,905

Number of Contracts	SCHEDULE OF OPTIONS WRITTEN- 0.0%	Expiration Date	Value
(9)	CMG US, Put @ 450	1/15/2016	5,832
	TOTAL SCHEDULE OF OPTIONS WRITTEN (Premiums received - $6,264)		5,832

Shares	SECURITIES SOLD SHORT - 42.7%
	COMMON STOCK - 28.9%
	APPAREL - 1.7%
470	Under Armour, Inc. *		37,887
7,571	VF Corp		471,295
			509,182
	AUTO MANUFACTURERS - 0.2%
276	Tesla Motors, Inc.		66,243

	AUTO PARTS & EQUIPMENT - 0.5%
3,184	BorgWarner, Inc.		137,644

	BANKS - 1.0%
1,602	Cullen/Frost Bankers, Inc.		96,120
3,536	Hancock Holding, Co.		89,001
12,259	MidSouth Bancorp, Inc.		111,312
			296,433
	BEVERAGES - 0.3%
2,248	Coca-Cola Co.		96,574

	BIOTECHNOLOGY - 1.1%
1,669	Illumina, Inc.		320,356

	BUILDING MATERIALS - 0.7%
3,169	Drew Industries, Inc.		192,960

	CHEMICALS - 0.4%
1,260	Monsanto Co.		124,135

	COMMERICAL SERVICES - 0.3%
57	Ambow Education Holding Ltd.		229
11,626	Care.com, Inc.		83,242
24,090	Great Lakes Dredge & Dock Corp.		95,396
1,265	Huron Consulting Group, Inc.		75,141
			254,008
	COMPUTERS - 0.3%
100	CSRA, Inc.		3,000
4,996	Pure Storage, Inc.		77,788
			80,788
	COSMETICS/PERSONAL CARE - 0.5%
1,608	Edgewell Personal Care Co.		126,019

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
467	Calamos Asset Management, Inc.		4,521
2,977	LendingClub Corp.		32,896
			37,417
	ELECTRONICS - 1.4%
2,923	Brady Corp.		67,170
1,323	Fitbit, Inc.		39,148
19,449	Gentex Corp		311,379
41	GoPro, Inc.		738
			418,435
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares			Fair Value

	ENERGY-ALTERNATE SOURCES - 0.0%
193	Amyris, Inc.		$ 313
182	Solazyme, Inc.		451
			764
	FOOD - 2.2%
1,431	Campbell Soup Co.		75,199
6,815	Dean Foods Co.		116,877
1,094	Flowers Foods, Inc.		23,510
5,537	Kroger Co.		231,613
1,469	Sanderson Farms, Inc.		113,877
20,119	Senomyx, Inc.		75,849
			636,925
	INTERNET - 3.7%
2,807	Blue Nile, Inc.		104,224
13,276	Box, Inc.		185,333
12,173	Chegg, Inc.		81,924
8,160	Etsy, Inc.		67,402
3,844	FireEye, Inc.		79,725
1,586	GrubHub, Inc.		38,381
1,887	Netflix, Inc.		215,835
5,753	Twitter, Inc.		133,124
6,997	Zillow Group, Inc.		169,451
			1,075,399
	IRON/STEEL - 0.2%
14,000	ArcelorMittal		59,080

	LODGING - 0.5%
2,010	Wynn Resorts LTD.		139,072

	MACHINERY - CONSTRUCTION & MINING - 0.5%
1,900	Caterpillar, Inc.		129,124

	MACHINERY - DIVERSIFIED - 0.4%
1,434	Briggs & Stratton Corp.		24,808
1,200	Wabtec Corp.		85,344
			110,152
	MINING - 1.5%
3,900	BHP Billiton Ltd.		100,464
6,900	Rio Tinto PLC		200,928
7,350	US Silica Holdings, Inc.		137,666
			439,058
	OIL & GAS - 2.0%
10,800	Bill Barrett Corp.		42,444
6,520	Canadian Natural Resources Ltd.		142,332
5,132	Exxon Mobil Corp.		400,039
			584,815
	OIL & GAS SERVICES - 0.0%
796	Willbros Group, Inc.		2,141

	PHARMACEUTICALS - 0.9%
100	MannKind Corp.		145
19,550	Orexigen Therapeutics, Inc.		33,626
2,173	Valeant Pharmaceuticals International, Inc.		220,885
176	VIVUS, Inc.		179
			254,835
	REIT - 1.1%
4,393	LaSalle Hotel Properties		110,528
6,847	Pebblebrook Hotel Trust		191,853
			302,381
	RETAIL - 4.7%
2,234	Abercrombie & Fitch Co.		60,318
3,790	Best Buy Co, Inc.		115,406
497	Chipotle Mexican Grill, Inc.		238,485
347	Five Below, Inc.		11,139
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015
Shares			Fair Value

	RETAIL (Continued) - 4.7%
1,505	Foot Locker, Inc.		$ 97,960
22	Freshpet, Inc.		187
3,440	GameStop Corp.		96,458
2,800	lululemon athletica, Inc. *		146,916
2,899	Ross Stores, Inc.		155,995
7,185	Sears Holdings Corp.		147,724
2,076	Starbucks Corp.		124,622
2,031	Target Corp.		147,471
664	Williams-Sonoma, Inc.		38,784
			1,381,465
	SOFTWARE - 2.2%
50,876	Castlight Health, Inc.		217,240
5,380	Demandware, Inc.		290,359
2,124	Guidewire Software, Inc.		127,780
			635,379
	TELECOMMUNICATIONS - 0.4%
1,076	NETGEAR, Inc.		45,095
2,389	Ubiquiti Networks, Inc.		75,707
			120,802

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $9,195,719)		8,531,586

	EXCHANGE TRADED FUNDS - 13.8%
	EQUITY FUNDS 13.8%
13,971	iShares Russell 2000 ETF		1,571,877
12,266	SPDR S&P 500 ETF Trust		2,500,915
	TOTAL EQUITY FUNDS (Proceeds - $4,194,305)		4,072,792
	TOTAL SECURTIES SOLD SHORT (Proceeds - $13,390,024)		12,604,378

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
REITS - Real Estate Investment Trusts
* Non-income producing security.
^ All or part of the security was held as collateral for securities sold short as of December 31, 2015.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
++ Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $13,750,786 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation		$ 3,667,837
	Unrealized depreciation		(875,518)
	Net unrealized appreciation		$ 2,792,319

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investment. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, The fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 21,284,742	$ -	$ -	$ 21,284,742
Purchase Options	104,242	-	-	104,242
Short-Term Investments	7,764,331	-	-	7,764,331
Total Investments	$ 29,153,315	$ -	$ -	$ 29,153,315
Liabilities
Call Options Written	$ 5,832	$ -	$ -	$ 5,832
Securities Sold Short
Common Stock	8,531,586	-	-	8,531,586
Exchange Traded Funds	4,072,792	-	-	4,072,792
Total Liabilities	$ 12,610,210	$ -	$ -	$ 12,610,210
The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2015, the amount of depreciation on option contracts subject to equity contracts risk exposure amounted to $432.

The value of the options disclosed in the Portfolio of Investments at December 31, 2015 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James Ash

James Ash, Principal Executive Officer

Date 2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Ash

James Ash, Principal Executive Officer

Date 2/26/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 2/26/2016